First Trust Dorsey Wright DALI Equity ETF (DALI)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
57,975	First Trust Dow Jones Internet Index Fund (b)	$12,879,146
254,125	First Trust Financials AlphaDEX® Fund	13,468,625
192,504	First Trust Industrials/Producer Durables AlphaDEX® Fund	13,405,979
136,650	First Trust Large Cap Growth AlphaDEX® Fund	17,955,810
73,518	First Trust NASDAQ-100- Technology Sector Index Fund	12,759,784
247,842	First Trust Small Cap Growth AlphaDEX® Fund	17,051,530
343,248	First Trust Utilities AlphaDEX® Fund	14,076,600
	Total Exchange-Traded Funds	101,597,474
	(Cost $94,224,803)
MONEY MARKET FUNDS — 0.1%
83,983	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (c)	83,983
	(Cost $83,983)

	Total Investments — 100.0%	101,681,457
	(Cost $94,308,786)
	Net Other Assets and Liabilities — (0.0)%	(26,375)
	Net Assets — 100.0%	$101,655,082

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 101,597,474	$ 101,597,474	$ —	$ —
Money Market Funds	83,983	83,983	—	—
Total Investments	$101,681,457	$101,681,457	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright DALI Equity ETF (DALI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at March 31, 2025, and for the fiscal year-to-date period (January 1, 2025 to March 31, 2025) are as follows:

Security Name	Shares at 3/31/2025	Value at 12/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2025	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	—	$13,917,683	$343,905	$(12,720,392)	$(1,529,723)	$(11,473)	$—	$31,050
First Trust Dow Jones Internet Index Fund	57,975	14,113,343	358,102	(340,771)	(1,222,159)	(29,369)	12,879,146	—
First Trust Financials AlphaDEX® Fund	254,125	14,042,567	356,893	(622,094)	(266,677)	(42,064)	13,468,625	67,261
First Trust Industrials/Producer Durables AlphaDEX® Fund	192,504	13,659,932	720,482	(4,978)	(969,022)	(435)	13,405,979	20,714
First Trust Large Cap Growth AlphaDEX® Fund	136,650	19,187,579	259,545	(580,523)	(952,372)	41,581	17,955,810	5,892
First Trust NASDAQ-100- Technology Sector Index Fund	73,518	13,930,649	355,856	(407,932)	(1,060,960)	(57,829)	12,759,784	629
First Trust Small Cap Growth AlphaDEX® Fund	247,842	19,411,004	250,574	(488,692)	(2,135,112)	13,756	17,051,530	—
First Trust Utilities AlphaDEX® Fund	343,248	—	13,959,896	—	116,704	—	14,076,600	—
		$108,262,757	$16,605,253	$(15,165,382)	$(8,019,321)	$(85,833)	$101,597,474	$125,546

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 96.7%
	Aerospace & Defense — 1.0%
77	Cadre Holdings, Inc.	$2,280
130	Leonardo DRS, Inc.	4,274
106	Triumph Group, Inc. (a)	2,686
		9,240
	Automobile Components — 1.0%
261	Garrett Motion, Inc.	2,185
45	LCI Industries	3,934
45	Patrick Industries, Inc.	3,805
		9,924
	Automobiles — 1.2%
491	Stellantis N.V.	5,504
28	Thor Industries, Inc.	2,123
121	Winnebago Industries, Inc.	4,170
		11,797
	Banks — 5.3%
82	Associated Banc-Corp.	1,847
73	Bancorp (The), Inc. (a)	3,857
34	Bank of Hawaii Corp.	2,345
45	Banner Corp.	2,870
84	Cadence Bank	2,550
55	Customers Bancorp, Inc. (a)	2,761
65	First Financial Bankshares, Inc.	2,335
79	Glacier Bancorp, Inc.	3,493
64	Hancock Whitney Corp.	3,357
73	Home BancShares, Inc.	2,064
142	Old National Bancorp	3,009
69	Pacific Premier Bancorp, Inc.	1,471
110	Provident Financial Services, Inc.	1,889
34	ServisFirst Bancshares, Inc.	2,808
56	SouthState Corp.	5,198
45	Stock Yards Bancorp, Inc.	3,108
53	UMB Financial Corp.	5,358
		50,320
	Biotechnology — 6.2%
423	ADMA Biologics, Inc. (a)	8,392
148	Alkermes PLC (a)	4,887
536	Amicus Therapeutics, Inc. (a)	4,374
257	Arcus Biosciences, Inc. (a)	2,018
205	Catalyst Pharmaceuticals, Inc. (a)	4,971
476	Emergent BioSolutions, Inc. (a)	2,313
126	Exelixis, Inc. (a)	4,652
122	Insmed, Inc. (a)	9,307
769	Sage Therapeutics, Inc. (a)	6,114
194	Summit Therapeutics, Inc. (a)	3,742
11	United Therapeutics Corp. (a)	3,391
337	Vir Biotechnology, Inc. (a)	2,184
196	Viridian Therapeutics, Inc. (a)	2,642
		58,987

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Broadline Retail — 0.2%
5	Dillard’s, Inc., Class A	$1,791
	Building Products — 1.0%
23	CSW Industrials, Inc.	6,705
164	Quanex Building Products Corp.	3,049
		9,754
	Capital Markets — 2.8%
15	Affiliated Managers Group, Inc.	2,520
63	Donnelley Financial Solutions, Inc. (a)	2,754
23	Hamilton Lane, Inc., Class A	3,419
41	Moelis & Co., Class A	2,393
229	PennantPark Floating Rate Capital Ltd.	2,562
13	Piper Sandler Cos.	3,220
59	StepStone Group, Inc., Class A	3,082
31	StoneX Group, Inc. (a)	2,368
42	Victory Capital Holdings, Inc., Class A	2,430
14	Virtus Investment Partners, Inc.	2,413
		27,161
	Chemicals — 2.2%
56	Ashland, Inc.	3,320
16	Balchem Corp.	2,656
47	Cabot Corp.	3,908
27	Innospec, Inc.	2,558
4	NewMarket Corp.	2,266
63	Scotts Miracle-Gro (The) Co.	3,458
444	Tronox Holdings PLC	3,126
		21,292
	Commercial Services & Supplies — 2.0%
59	ABM Industries, Inc.	2,794
35	Brady Corp., Class A	2,472
247	BrightView Holdings, Inc. (a)	3,172
171	Driven Brands Holdings, Inc. (a)	2,931
267	Montrose Environmental Group, Inc. (a)	3,808
179	OPENLANE, Inc. (a)	3,451
		18,628
	Communications Equipment — 1.1%
102	Lumentum Holdings, Inc. (a)	6,358
175	NetScout Systems, Inc. (a)	3,677
		10,035
	Construction & Engineering — 2.2%
64	Argan, Inc.	8,395
100	Granite Construction, Inc.	7,540
47	MYR Group, Inc. (a)	5,315
		21,250
	Consumer Finance — 0.8%
184	Navient Corp.	2,324
23	Nelnet, Inc., Class A	2,551
69	Upstart Holdings, Inc. (a)	3,176
		8,051

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Staples Distribution & Retail — 1.0%
58	Andersons (The), Inc.	$2,490
105	Natural Grocers by Vitamin Cottage, Inc.	4,221
28	PriceSmart, Inc.	2,460
		9,171
	Containers & Packaging — 0.5%
95	Graphic Packaging Holding Co.	2,466
76	Sealed Air Corp.	2,197
		4,663
	Diversified Consumer Services — 0.6%
145	Perdoceo Education Corp.	3,651
29	Strategic Education, Inc.	2,435
		6,086
	Diversified REITs — 0.7%
143	Alexander & Baldwin, Inc.	2,464
137	Essential Properties Realty Trust, Inc.	4,472
		6,936
	Diversified Telecommunication Services — 1.4%
198	AST SpaceMobile, Inc. (a)	4,503
63	Cogent Communications Holdings, Inc.	3,863
1,381	Lumen Technologies, Inc. (a)	5,413
		13,779
	Electric Utilities — 1.4%
39	ALLETE, Inc.	2,562
292	Hawaiian Electric Industries, Inc. (a)	3,197
27	MGE Energy, Inc.	2,510
31	Otter Tail Corp.	2,492
57	Portland General Electric Co.	2,542
		13,303
	Electrical Equipment — 0.5%
76	Atkore, Inc.	4,559
	Electronic Equipment, Instruments & Components — 4.8%
40	Advanced Energy Industries, Inc.	3,812
23	Arrow Electronics, Inc. (a)	2,388
47	Bel Fuse, Inc., Class B	3,519
104	Benchmark Electronics, Inc.	3,955
67	ePlus, Inc. (a)	4,089
128	Flex Ltd. (a)	4,234
34	Insight Enterprises, Inc. (a)	5,100
59	IPG Photonics Corp. (a)	3,725
180	Knowles Corp. (a)	2,736
45	Plexus Corp. (a)	5,766
56	Sanmina Corp. (a)	4,266
75	ScanSource, Inc. (a)	2,551
		46,141
	Energy Equipment & Services — 1.8%
122	Helmerich & Payne, Inc.	3,186
149	Oceaneering International, Inc. (a)	3,250
590	Patterson-UTI Energy, Inc.	4,850

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services (Continued)
242	Select Water Solutions, Inc.	$2,541
117	TechnipFMC PLC	3,708
		17,535
	Financial Services — 3.4%
135	Cannae Holdings, Inc.	2,475
79	Corebridge Financial, Inc.	2,494
253	Dlocal Ltd. (a)	2,110
45	Essent Group Ltd.	2,597
148	HA Sustainable Infrastructure Capital, Inc.	4,327
53	Jackson Financial, Inc., Class A	4,440
41	Mr. Cooper Group, Inc. (a)	4,904
71	NMI Holdings, Inc. (a)	2,560
545	Payoneer Global, Inc. (a)	3,984
22	PennyMac Financial Services, Inc.	2,202
		32,093
	Food Products — 1.6%
239	Adecoagro S.A.	2,669
62	Cal-Maine Foods, Inc.	5,636
19	Ingredion, Inc.	2,569
19	J & J Snack Foods Corp.	2,503
13	Lancaster Colony Corp.	2,275
		15,652
	Gas Utilities — 0.5%
20	Chesapeake Utilities Corp.	2,569
61	Northwest Natural Holding Co.	2,606
		5,175
	Ground Transportation — 0.4%
48	ArcBest Corp.	3,388
	Health Care Equipment & Supplies — 0.6%
58	Merit Medical Systems, Inc. (a)	6,131
	Health Care Providers & Services — 3.7%
46	Addus HomeCare Corp. (a)	4,549
43	CorVel Corp. (a)	4,815
40	Ensign Group (The), Inc.	5,176
394	Owens & Minor, Inc. (a)	3,558
129	Patterson Cos., Inc.	4,030
276	Pediatrix Medical Group, Inc. (a)	3,999
165	Premier, Inc., Class A	3,181
253	Progyny, Inc. (a)	5,652
		34,960
	Health Care REITs — 0.2%
118	Sabra Health Care REIT, Inc.	2,062
	Hotel & Resort REITs — 0.3%
30	Ryman Hospitality Properties, Inc.	2,743
	Hotels, Restaurants & Leisure — 1.8%
41	Boyd Gaming Corp.	2,699
309	Despegar.com Corp. (a)	5,806
103	Hilton Grand Vacations, Inc. (a)	3,853

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
34	Monarch Casino & Resort, Inc.	$2,644
46	Travel + Leisure Co.	2,129
		17,131
	Household Durables — 3.0%
57	Green Brick Partners, Inc. (a)	3,324
30	Installed Building Products, Inc.	5,144
100	KB Home	5,812
82	La-Z-Boy, Inc.	3,205
41	M/I Homes, Inc. (a)	4,681
346	Sonos, Inc. (a)	3,692
9	TopBuild Corp. (a)	2,745
		28,603
	Household Products — 0.8%
102	Reynolds Consumer Products, Inc.	2,434
32	Spectrum Brands Holdings, Inc.	2,289
13	WD-40 Co.	3,172
		7,895
	Insurance — 3.8%
27	Axis Capital Holdings Ltd.	2,706
53	CNA Financial Corp.	2,692
509	Genworth Financial, Inc. (a)	3,609
63	Horace Mann Educators Corp.	2,692
112	Lemonade, Inc. (a)	3,520
201	Oscar Health, Inc., Class A (a)	2,635
21	Palomar Holdings, Inc. (a)	2,879
9	Primerica, Inc.	2,561
34	Root, Inc., Class A (a)	4,537
31	Selective Insurance Group, Inc.	2,838
177	SiriusPoint Ltd. (a)	3,060
50	Skyward Specialty Insurance Group, Inc. (a)	2,646
		36,375
	Interactive Media & Services — 1.5%
168	Cars.com, Inc. (a)	1,893
227	Shutterstock, Inc.	4,229
122	Yelp, Inc. (a)	4,518
100	Ziff Davis, Inc. (a)	3,758
		14,398
	IT Services — 1.2%
29	Amdocs Ltd.	2,654
56	ASGN, Inc. (a)	3,529
54	Twilio, Inc., Class A (a)	5,287
		11,470
	Leisure Products — 0.6%
47	Acushnet Holdings Corp.	3,227
232	Smith & Wesson Brands, Inc.	2,162
		5,389
	Life Sciences Tools & Services — 0.3%
94	Azenta, Inc. (a)	3,256

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery — 4.0%
14	Alamo Group, Inc.	$2,495
201	CNH Industrial N.V.	2,468
103	Enerpac Tool Group Corp.	4,620
241	Gates Industrial Corp. PLC (a)	4,437
25	Lindsay Corp.	3,163
98	Mueller Industries, Inc.	7,462
18	Standex International Corp.	2,905
29	Tennant Co.	2,313
87	Terex Corp.	3,287
96	Trinity Industries, Inc.	2,694
13	Watts Water Technologies, Inc., Class A	2,651
		38,495
	Marine Transportation — 0.7%
182	Genco Shipping & Trading Ltd.	2,431
33	Matson, Inc.	4,230
		6,661
	Media — 0.8%
17	Nexstar Media Group, Inc.	3,047
253	TEGNA, Inc.	4,609
		7,656
	Metals & Mining — 0.9%
91	Commercial Metals Co.	4,187
36	Kaiser Aluminum Corp.	2,182
8	Reliance, Inc.	2,310
		8,679
	Mortgage REITs — 1.3%
213	Arbor Realty Trust, Inc.	2,503
126	Blackstone Mortgage Trust, Inc., Class A	2,520
184	Chimera Investment Corp.	2,360
293	Invesco Mortgage Capital, Inc.	2,312
177	PennyMac Mortgage Investment Trust	2,593
		12,288
	Office REITs — 0.4%
70	SL Green Realty Corp.	4,039
	Oil, Gas & Consumable Fuels — 4.7%
18	Cheniere Energy, Inc.	4,165
237	Comstock Resources, Inc. (a)	4,821
196	CVR Energy, Inc.	3,802
160	Dorian LPG Ltd.	3,574
70	HF Sinclair Corp.	2,302
68	Kinetik Holdings, Inc.	3,532
175	Magnolia Oil & Gas Corp., Class A	4,421
97	Northern Oil & Gas, Inc.	2,932
192	Peabody Energy Corp.	2,602
96	SM Energy Co.	2,875
87	Teekay Tankers Ltd., Class A	3,329

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
79	Viper Energy, Inc.	$3,567
121	Vital Energy, Inc. (a)	2,568
		44,490
	Passenger Airlines — 0.5%
57	SkyWest, Inc. (a)	4,980
	Personal Care Products — 0.5%
92	Edgewell Personal Care Co.	2,871
18	Interparfums, Inc.	2,050
		4,921
	Pharmaceuticals — 2.7%
108	Amphastar Pharmaceuticals, Inc. (a)	3,131
130	Collegium Pharmaceutical, Inc. (a)	3,881
253	Haleon PLC, ADR	2,603
164	Harrow, Inc. (a)	4,362
178	Innoviva, Inc. (a)	3,227
29	Prestige Consumer Healthcare, Inc. (a)	2,493
76	Royalty Pharma PLC, Class A	2,366
61	Verona Pharma PLC, ADR (a)	3,873
		25,936
	Professional Services — 4.8%
145	ExlService Holdings, Inc. (a)	6,845
41	Exponent, Inc.	3,324
137	First Advantage Corp. (a)	1,930
83	Heidrick & Struggles International, Inc.	3,555
30	Huron Consulting Group, Inc. (a)	4,304
38	ICF International, Inc.	3,229
38	Insperity, Inc.	3,391
51	Korn Ferry	3,459
537	Legalzoom.com, Inc. (a)	4,624
49	Maximus, Inc.	3,341
29	SS&C Technologies Holdings, Inc.	2,422
68	TriNet Group, Inc.	5,388
		45,812
	Real Estate Management & Development — 0.5%
245	eXp World Holdings, Inc.	2,396
55	St. Joe (The) Co.	2,582
		4,978
	Retail REITs — 0.6%
75	Kite Realty Group Trust	1,678
76	Phillips Edison & Co., Inc.	2,773
120	SITE Centers Corp.	1,541
		5,992
	Semiconductors & Semiconductor Equipment — 0.4%
109	Kulicke & Soffa Industries, Inc.	3,595
	Software — 4.7%
103	BlackLine, Inc. (a)	4,987
149	Box, Inc., Class A (a)	4,598
211	Clear Secure, Inc., Class A	5,467

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
172	Dropbox, Inc., Class A (a)	$4,594
33	InterDigital, Inc.	6,823
98	Progress Software Corp.	5,048
40	Qualys, Inc. (a)	5,037
437	Sprinklr, Inc., Class A (a)	3,649
37	SPS Commerce, Inc. (a)	4,911
		45,114
	Specialized REITs — 0.8%
169	Outfront Media, Inc.	2,728
107	PotlatchDeltic Corp.	4,828
		7,556
	Specialty Retail — 1.5%
105	Academy Sports & Outdoors, Inc.	4,789
70	Buckle (The), Inc.	2,682
122	Valvoline, Inc. (a)	4,247
7	Winmark Corp.	2,225
		13,943
	Textiles, Apparel & Luxury Goods — 1.1%
71	Kontoor Brands, Inc.	4,553
68	Oxford Industries, Inc.	3,990
83	Steven Madden Ltd.	2,211
		10,754
	Trading Companies & Distributors — 2.4%
31	Applied Industrial Technologies, Inc.	6,986
44	Boise Cascade Co.	4,316
77	FTAI Aviation Ltd.	8,549
26	Herc Holdings, Inc.	3,491
		23,342
	Total Investments — 96.7%	926,355
	(Cost $979,657)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.6)%
	Call Options Written — (0.6)%
(3)	iShares Russell 2000 ETF	$(59,847)	$207.00	04/17/25	(516)
(11)	iShares Russell 2000 ETF	(219,439)	209.00	04/17/25	(1,331)
(11)	iShares Russell 2000 ETF	(219,439)	210.00	04/17/25	(1,023)
(9)	iShares Russell 2000 ETF	(179,541)	209.00	05/16/25	(2,763)
	Total Written Options				(5,633)
	(Premiums received $15,111)
	Net Other Assets and Liabilities — 3.9%				37,574
	Net Assets — 100.0%				$958,296

(a)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$926,355	$926,355	$—	$—

LIABILITIES TABLE
	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,633)	$(5,633)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund VI
Additional Information
March 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq® and Nasdaq Dorsey Wright DALI EquityTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.